Note 10 - Subordinated Notes Payable (Details Textual) - Subordinated notes payable [member] $ in Thousands, $ in Millions	Apr. 30, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Total borrowings	$ 92,100	$ 95,272	$ 75	$ 4,889
Borrowings, interest rate	5.00%		5.00%
Payments for debt issue costs	$ 2,600
Three month Bankers' Acceptance Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	3.61%		3.61%